Income Taxes - Composition of deferred tax assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets-non-current:
Net operating tax losses carry forwards	¥ 46,031	¥ 30,536
Allowances of doubtful accounts	18,702	18,906
Property and equipment impairment	1,997	1,997
Others	299	299
Total deferred tax assets	67,029	51,738
Less: valuation allowance	(67,029)	(51,738)
Total deferred tax assets, net	67,000
Accumulated operating losses	234,000	143,000
Accumulated operating losses expire in 2023	11,000
Accumulated operating losses expire in 2024	28,000
Accumulated operating losses expire in 2025	81,000
Accumulated operating losses expire after 2025	114,000
Deferred tax assets from accumulated tax losses	¥ 46,031	¥ 30,536
HNTE
Deferred tax assets-non-current:
Operating loss carryforward period before legislative release in 2018	5 years
Operating loss carryforward period after legislative release in 2018	10 years